UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21808

PARADIGM Multi Strategy Fund I, LLC

(Exact name of registrant as specified in charter)

650 Fifth Avenue, 17th Floor

New York, NY 10019

(Address of principal executive offices)     (Zip code)

Louis J. Hanna

Trustee

PARADIGM Multi Strategy Fund I, LLC

650 Fifth Avenue, 17th Floor

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 271-3388

Date of fiscal year end: 12/31/2006

Date of reporting period: 03/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 - 12-14]. The schedules need not be audited.

Paradigm Multi Strategy Fund I, LLC

Schedule of Investments

March 31, 2006

		Fair	% of
Fund	Cost	Market Value	Net Assets

Distressed
Cypress Management LP	$1,000,000.00	$1,028,551.00	3.93%

Emerging Markets
Apex Guotai Junan Greater China Fund LLC	1,000,000.00	1,069,065.80	4.09%
Bennelong Asia Pacific Multi Strategy Equity Fund	1,000,000.00	1,073,348.61	4.10%
Prodigy Asia And Emerging Markets Fund LP	1,000,000.00	1,057,427.52	4.04%
	3,000,000.00	3,199,841.93	12.24%

Equity Long/Short
Chaparral Capital Partners LP	1,000,000.00	1,028,541.00	3.93%
Litchfield Capital Partners LP	1,000,000.00	1,101,756.00	4.21%
Maple Leaf Macro Volatility Fund LLC	1,000,000.00	1,084,143.01	4.15%
Mercury Real Estate Securities Fund LP	1,000,000.00	1,062,157.00	4.06%
Strategic Equity Conservative Fund LP	1,000,000.00	1,039,773.00	3.98%
Thruway Partners LP	1,000,000.00	1,014,527.25	3.88%
	6,000,000.00	6,330,897.26	24.21%

Equity Market Neutral
Battenkill Market Neutral Fund LP	1,000,000.00	1,041,104.35	3.98%
CFM Ventus LP - Series One Interests	1,000,000.00	1,017,183.20	3.89%
Venus Arbitrage Fund LP	1,000,000.00	1,061,569.60	4.06%
	3,000,000.00	3,119,857.15	11.93%

Global Fixed Income
Bear Stearns High-Grade Structured Credit	1,000,000.00	1,022,130.76	3.91%
Brookville Credit Opportunities LP Cl B	1,000,000.00	1,021,807.79	3.91%
MKP Opportunity Partners LP	1,000,000.00	1,004,128.24	3.84%
	3,000,000.00	3,048,066.79	11.65%

Mortgage-Backed Securities
Osprey Opportunity Fund LP	1,000,000.00	1,007,396.39	3.85%
Parmenides Fund LP	1,000,000.00	1,010,330.12	3.86%
Providence MBS Fund LP	1,000,000.00	929,863.27	3.56%
	3,000,000.00	2,947,589.78	11.27%

Multi-Strategy
Davidson Kempner Partners LP	1,000,000.00	1,052,559.00	4.02%
SAC Multi-Strategy Fund LP	1,000,000.00	1,040,415.83	3.98%
Vicis Capital Fund	1,000,000.00	1,041,313.00	3.98%
	3,000,000.00	3,134,287.83	11.98%

Risk/Merger Arbitrage
Third Point Resources	1,000,000.00	1,058,795.00	4.05%

Total	$23,000,000.00	$23,867,886.74	91.26%

Other Assets, less Liabilties		2,284,931.47	8.74%

Net Assets		$26,152,818.21	100.00%

Item 2. Controls and Procedures.

(a)

Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is: recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By (Signature and Title)	/s/	LOUIS J. HANNA
	Name:	Louis J. Hanna
	Title:	President and Principal Executive Officer
	Date:	June 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	LOUIS J. HANNA
	Name:	Louis J. Hanna
	Title:	President and Principal Executive Officer
	Date:	June 16, 2006

By (Signature and Title)	/s/	MARKUS KARR
	Name:	Markus Karr
	Title:	Treasurer and Principal Financial Officer
	Date:	June 16, 2006